[LETTERHEAD OF JPMORGAN CHASE BANK, N.A.

70 FARGO STREET, 3 EAST

BOSTON, MASSACHUSETTS 02210-1950]

VIA EDGAR

May 16, 2014

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	AQR Funds

Securities Act File No. 333-153445

Investment Company Act File No. 811-22235

Ladies and Gentlemen:

On behalf of AQR Funds (the “Trust”), I hereby transmit for filing pursuant to Rule 497 under the Securities Act of 1933, as amended (the “Securities Act”), exhibits containing risk/return summary information in the eXtensible Business Reporting Language (XBRL) format that mirrors the risk/return summary information contained in the Prospectus dated May 1, 2014 for the Class I and N Shares of the AQR Risk-Balanced Commodities Strategy Fund, a series of the Trust, as filed pursuant to Rule 497 under the Securities Act on May 1, 2014 (0001193125-14-175427).

Should members of the Staff have any questions or comments concerning this filing, they should call the undersigned at (617) 366-0154.

Very truly yours,

/s/ Kelli O’Brien
Kelli O’Brien
Vice President

Enclosures

cc:	Brendan R. Kalb, Esq.

Nicole DonVito, Esq.

John Hadermayer, Esq.